Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
New accounting pronouncements
Excess tax benefit related to stock option exercises resulting from the early adoption of ASU 2016-09	$ 4,000	$ 4,000
Long-term deferred tax liabilities	120,533	120,533	$ 129,284
Debt issuance costs, net	$ 10,837	$ 10,837	20,975
ASU 2015-17, Balance Sheet Classification of Deferred Taxes | Early adoption
New accounting pronouncements
Current deferred tax assets			(32,919)
Long-term deferred tax liabilities			(32,919)
ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs | Adjustment
New accounting pronouncements
Debt issuance costs, net			(20,975)
Long-term debt			$ (20,975)